Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Cardio Diagnostics Holdings, Inc. (the “Company,” “Cardio,” “we,” or “us”) on Form S-1 (File No. 333-268759) declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on January 24, 2023, to which this Registration Statement is Post-Effective Amendment No. 1 (this “Registration Statement”), covered (a) the issuance by us of up to an aggregate of up to 3,486,686 shares of our common stock, $0.00001 par value per share (“Common Stock”), consisting of (i) up to 236,686 shares of Common Stock that are issuable upon the exercise of 236,686 Sponsor Warrants (as defined below) originally issued to the Sponsor in a private placement in connection with the IPO (as defined below), and (ii) up to 3,250,000 shares of Common Stock that are issuable upon the exercise of 3,250,000 Public Warrants (as defined below) originally issued in the IPO, and collectively with the Sponsor Warrants, the “Mana Warrants” and (b) the offer and sale from time to time by the selling securityholders named in this prospectus or their pledgees, donees, transferees, assignees, successors (the “Selling Securityholders”) of: (i) up to 11,883,256 shares of Common Stock including: (A) 3,493,296 Business Combination Shares (as defined below); (B) 944,428 Founder Shares (as defined below); (C) 1,754,219 shares of Common Stock issuable upon the exercise of Legacy Cardio Options (as defined below); and (D) 5,691,313 shares of Common Stock that may be issued upon exercise of outstanding warrants, including the following: (1) 3,250,000 Public Warrant shares; (2) 236,686 Sponsor Warrant shares; and (3) 2,204,627 Legacy Cardio Warrant shares; and (ii) up to 236,686 Sponsor Warrants. We will not receive any proceeds from the sale of shares of Common Stock or Warrants by the Selling Securityholders pursuant to this prospectus.
Entity Registrant Name	CARDIO DIAGNOSTICS HOLDINGS, INC.
Entity Central Index Key	0001870144
Entity Primary SIC Number	6770
Entity Tax Identification Number	87-0925574
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 North Aberdeen Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60642
City Area Code	855
Local Phone Number	226-9991
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false